INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of components of provision for income taxes

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Income (Loss) before Income Tax
Canada	(23,378,980)	2,616,980	41,700,153
Other	(50,984,454)	(203,205,487)	11,503,569

	(74,363,434)	(200,588,507)	53,203,722

Current Tax
Canada	8,047,733	2,447,930	1,694,557
Other	13,078,893	13,249,752	9,989,086

	21,126,626	15,697,682	11,683,643

Deferred Tax
Canada	2,577,854	1,713,862	11,493,561
Other	(7,164,540)	(22,844,954)	(15,538,418)

	(4,586,686)	(21,131,092)	(4,044,857)

Total Income Tax (Benefit) Expense
Canada	10,625,587	4,161,792	13,188,118
Other	5,914,353	(9,595,202)	(5,549,332)

	16,539,940	(5,433,410)	7,638,786

Schedule of tax rates applicable on the Company's major operating subsidiaries in China

Company	Applicable enterprise income tax rate under the new EIT Law
CSI Solartronics (Changshu) Co., Ltd.	25%
CSI Solar Technologies Inc.	25% for 2013 and onwards; exempted for 2008 and 2009, and 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Cells Co., Ltd.	25% for 2013 and onwards; 15% for 2012 resulting from its High and New Technology Enterprise ("HNTE") status; exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%)
Canadian Solar Manufacturing (Luoyang) Inc.	25% for 2012 and onwards; exempted for 2008, 12.5% for 2009, 2010 and 2011 (half reduction of 25%)
Canadian Solar Manufacturing (Changshu) Inc.	25% for 2013 and onwards; exempted for 2008 and 2009, 12.5% for 2010, 2011 and 2012 (half reduction of 25%)
CSI Solar Power (China) Inc.	25%

Schedule of movement and balance of the Company's liability for uncertain tax positions

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	9,191,281	9,453,041	11,242,208
Addition for tax positions related to the current year	736,707	1,789,167	1,806,512
Reductions for tax positions from prior years/Statute of limitations expirations	(474,947)	—	(48,119)

Ending balance	9,453,041	11,242,208	13,000,601

Schedule of components of the deferred tax assets and liabilities

	At December 31, 2012	At December 31, 2013
	$	$
Deferred tax assets:
Accrued warranty costs	9,208,666	9,249,470
Bad debt allowance	12,113,049	13,418,947
Issuance costs	339,267	491,570
Inventory write-down	6,649,004	4,451,285
Depreciation difference of property, plant and equipment	17,920,711	23,431,856
Contingent liabilities	4,508,086	—
Net operating losses carry-forward	69,189,405	93,376,674
Others	3,158,341	4,858,010

Total deferred tax assets	123,086,529	149,277,812
Valuation allowance	(54,140,359)	(57,189,659)

Total deferred tax assets, net of valuation allowance	68,946,170	92,088,153

Analysis as:
Current	29,863,672	29,137,910
Non-current	39,082,498	62,950,243

	68,946,170	92,088,153

Deferred tax liabilities:
Foreign currency derivative assets	700,184	1,538,914
Depreciation difference of property, plant and equipment	4,644,722	5,598,193
Basis difference related to SkyPower acquisition	62,572,569	73,901,868
Others	709,052	922,772

Total deferred tax liabilities	68,626,527	81,961,747

Analysis as:
Current	12,474,952	57,918,099
Non-current	56,151,575	24,043,648

	68,626,527	81,961,747

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning balance	2,082,609	39,745,271	54,140,359
Additions	37,769,025	14,530,536	4,670,785
Foreign exchange effect	(106,363)	(135,448)	(1,621,485)

Ending balance	39,745,271	54,140,359	57,189,659

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2011	2012	2013
Combined federal and provincial income tax rate	28%	27%	27%
Expenses not deductible for tax purpose	(19%)	(1%)	—
Tax exemption and tax relief granted to the Company	25%	—	—
Effect of different tax rate of subsidiary operations in other jurisdiction	(3%)	(7%)	1%
Unrecognized tax benefits	(1%)	(1%)	5%
Valuation allowance	(51%)	(14%)	5%
Change of tax rates in subsequent years	—	—	(23%)
Exchange gain (loss)	(1%)	(1%)	—
	(22%)	3%	15%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2011	2012	2013
	$	$	$
The aggregate dollar effect	18,162,641	—	—

Per share effect—basic	0.42	—	—

Per share effect—diluted	0.42	—	—